UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/19

FORM N-CSR

Item 1.          Reports to Stockholders.

General California Municipal Money Market Fund

SEMIANNUAL REPORT

May 31, 2019

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General California Municipal Money Market Fund	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for, General California Municipal Money Market Fund, covering the six-month period from December 1, 2018 through May 31, 2019. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equity markets experienced a sharp sell-off in December 2018, triggered in part by heightened concerns over rising interest rates, trade tensions and slowing global growth. The slump largely erased prior gains on U.S. indices, while losses deepened in international markets. In December, it appeared that the U.S. Federal Reserve (the “Fed”) would maintain its hawkish stance on monetary policy. However, comments made by the Fed in January indicated that it would slow the pace of interest-rate increases; this helped stimulate a rebound across equity markets that continued through much of the reporting period. However, in May, escalating trade tensions once again disrupted equity market progress, causing stock prices to pull back.

At the end of 2018, equity volatility and global growth concerns triggered a flight to quality in many areas of the bond market, raising Treasury prices and flattening the yield curve. After encouraging comments by the Fed in January, fixed-income markets rallied, and bond prices benefited from falling rates through the end of the period.

We remain positive on the near-term economic outlook for the U.S. but will monitor relevant data for any signs of a change. As always, we encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
June 17, 2019

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from December 1, 2018 through May 31, 2019, as provided by Joseph Irace, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2019, General California Municipal Money Market Fund’s Class A shares produced an annualized yield of 0.88%, and Class B shares yielded 0.70%. Taking into consideration the effects of compounding, the fund’s Class A shares and Class B shares produced annualized effective yields of 0.88% and 0.70%, respectively.1

Yields of municipal money market instruments fluctuated during the reporting period, responding to a shift in stance by the Federal Reserve Board (the “Fed”) and supply-and-demand dynamics in the municipal securities market.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and California state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests at least 80% of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal and California state income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and California state income taxes, income from some of the fund’s holdings may be subject to the federal alternative minimum tax. The fund may invest temporarily in high-quality, taxable money market instruments, including when the portfolio manager believes that acceptable California municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective. In addition, a portion of the fund’s assets may be invested in short-term, high-quality municipal obligations that do not pay income that is exempt from California state income taxes. The fund is non-diversified.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

Supply, Demand, and Fed Policy Drove the Market

Supply-and-demand dynamics, as well as U.S. Federal Open Market Committee (FOMC) policies, shifted throughout the period, influencing yields during the six months. In December 2018, the Fed maintained a hawkish tone and raised the overnight target range by 25 basis points to 2.25%-2.50% at its meeting on December 19. An increased federal funds rate helped stoke demand for shorter-term securities. The December 2018 average reading on the Securities Industry and Financial Markets Association (SIFMA) Index (the “SIFMA Index”) was 1.67%. The SIFMA Index, produced by Bloomberg L.P., is a weekly index that tracks the market of high-grade, seven-day, tax-exempt variable-rate demand notes (VRDNs).

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

In January 2019, the FOMC made a pivotal change in its policy. At its January 30, 2019 meeting, it stated that it would be patient on any future interest-rate moves and signaled flexibility on the path for reducing its balance sheet. The target range was unchanged. Yields fell during the month due in part to the change in policy, but also strong demand coupled with limited supply. The SIFMA Index hit a reporting period low of 1.28% during the month.

Strong inflows into tax-exempt funds continued through February 2019, keeping downward pressure on the rates of variable-rate securities. A relative shortage of newly issued securities when compared to demand generated by coupon payment reinvestment and security maturities continued to depress yields throughout the month. Yields on fixed-rate securities also declined as the market priced in reduced expectations for future rate increases.

The FOMC met on March 20, 2019 and reiterated its patience regarding any future interest-rate moves. The target range was held steady at 2.25%-2.50%. Strong inflows continued throughout the first quarter, depressing yields on variable- and fixed-rate securities. The yield curve on short-duration municipal securities continued its flattening trend as investors increased their holdings in municipal securities. The strong demand plus limited supply, combined with the change in Fed policy, continued to fuel a downward trend in tax-exempt yields.

In April 2019, tax-exempt money market funds saw large outflows, as payments for 2018 tax bills came due. The SIFMA Index began the month at 1.48% and peaked at 2.30%, indicating a bump in yields, as funds sold these securities to meet redemption demands. However, yields have since decreased, coming under pressure due to increasing demand fueled by a flattening yield curve and other factors. These supply-and-demand dynamics continue to drive the SIFMA Index. The average for the first four months of the year was 1.64%.

In May 2019, the FOMC left rates unchanged and restated its patient approach to future interest-rate adjustments. Chairman Jerome Powell has said that the central bank is monitoring the recent escalation in trade tensions and would react as appropriate to keep the expansion going. The next meeting is scheduled for June 19, 2019. After peaking for the period in April 2019, the SIFMA Index fell during the month of May 2019 and ended the period near 1.42%.

A number of states are finalizing budgets for the 2020 fiscal year as the economy remains generally strong. Spending priorities among the states include augmenting reserve funds to counter a future economic slowdown, funding pension liabilities, and addressing infrastructure needs. States and municipalities await any progress on a federal infrastructure program.

Early concerns about personal income tax collections seem to have subsided, as receipts during the final days of the tax collection season appear to have met or exceeded expectations. This is particularly true of California, where April 2019 collections surpassed estimates. Robust tax receipts may strengthen investor sentiment and the financial standing of the states where they occur.

Maintaining a Prudent Investment Posture

In this changing interest-rate environment, most municipal money market funds maintained short weighted-average maturities with a focus on liquidity. The fund was no exception, as we set its weighted-average maturities in a range that is consistent with industry averages.

We also have maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Strong Demand and a Patient Fed

The Fed shifted its stance at the beginning of the period, indicating that it would be patient with future interest-rate hikes and rely on data to determine when additional hikes are necessary. During its most recent announcement, the FOMC held the overnight federal funds rate steady between 2.25% and 2.50%. Chairman Powell expressed sentiments that the Fed would do what it can to support a healthy economy.

Strong demand and limited supply, combined with the change in Fed policy during the first quarter, has resulted in a downward trend in fixed-income, tax-exempt yields. Demand continues to remain strong for shorter maturities due to the continued flattening of the yield curve, potentially extending the trend.

Therefore, we intend to constructively position the fund in light of the current environment. In addition, we believe that a focus on preservation of capital and liquidity remains the prudent course for the fund’s management.

June 17, 2019

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. The yield provided for the fund’s Class B shares reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s Class B yield would have been lower and, in some cases, seven-day yield during the reporting period would have been negative absent the expense absorption.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term municipal securities holdings involve credit and liquidity risks and the risk of principal loss.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General California Municipal Money Market Fund from December 1, 2018 to May 31, 2019. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2019
	Class A	Class B
Expenses paid per $1,000†	$4.00	$5.00
Ending value (after expenses)	$ 1,004.40	$1,003.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2019
	Class A	Class B
Expenses paid per $1,000†	$4.03	$5.04
Ending value (after expenses)	$1,020.94	$1,019.95

† Expenses are equal to the fund’s annualized expense ratio of .80% for Class A and 1.00% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2019 (Unaudited)

Short-Term Investments - 98.4%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.4%
ABAG Finance Authority for Nonprofit Corporations, Revenue Bonds (LOC; U.S. Bank NA)	1.41	6/6/19	1,200,000	[a]	1,200,000
ABAG Finance Authority for Nonprofit Corporations, Revenue Bonds (The Grauer Foundation for Education Project) (LOC; Comerica Bank)	1.45	6/6/19	2,010,000	[a]	2,010,000
Big Bear Lake, Revenue Bonds (LOC; JP Morgan Chase Bank NA) Ser. A	1.54	6/5/19	175,000	[a]	175,000
California Enterprise Development Authority, IDR (Gordon Brush Manufacturing Company, Inc. Project) (LOC; Wells Fargo Bank)	1.57	6/6/19	2,000,000	[a]	2,000,000
California Enterprise Development Authority, IDR (Pocino Foods Company Project) (LOC; FHLB) Ser. A	1.46	6/6/19	3,800,000	[a]	3,800,000
California Enterprise Development Authority, IDR (Tri Tool Inc. Project) (LOC; Comerica Bank) Ser. A	1.50	6/6/19	2,935,000	[a]	2,935,000
California Infrastructure and Economic Development Bank, IDR (International Raisins, Inc. Project) (LOC; M&T Trust) Ser. A	1.56	6/6/19	3,750,000	[a]	3,750,000
California Infrastructure and Economic Development Bank, IDR (Starter and Alternator Exchange, Inc. Project) (LOC; U.S. Bank NA)	1.48	6/5/19	5,000,000	[a]	5,000,000
California Infrastructure and Economic Development Bank, IDR (Surtec, Inc. Project) (LOC; Wells Fargo Bank) Ser. A	1.56	6/6/19	1,000,000	[a]	1,000,000
California Infrastructure and Economic Development Bank, Revenue Bonds (Goodwill Industries of Orange County, California) (LOC; Wells Fargo Bank)	1.56	6/6/19	100,000	[a]	100,000
California Infrastructure and Economic Development Bank, Revenue Bonds (Society for the Blind Project) (LOC; U.S. Bank NA)	1.46	6/6/19	1,840,000	[a]	1,840,000
California Municipal Finance Authority, MFHR (Pacific Meadows Apartments) (Liquidity Facility; FHLMC) Ser. A	1.56	6/6/19	5,345,000	[a]	5,345,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.4% (continued)
California Municipal Finance Authority, Recovery Zone Facility Revenue Bonds (Chevron U.S.A. Inc. Project)	1.45	6/3/19	1,200,000	[a]	1,200,000
California Municipal Finance Authority, Revenue Bonds, Refunding (ExxonMobil Project)	1.65	6/10/19	4,200,000	[a]	4,200,000
California Pollution Control Financing Authority, SWDR (A&M Farms Project) (LOC; CoBank ACB)	1.50	6/6/19	1,600,000	[a]	1,600,000
California Pollution Control Financing Authority, SWDR (Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	1.45	6/5/19	2,925,000	[a]	2,925,000
California Pollution Control Financing Authority, SWDR (Bos Farms Project) (LOC; CoBank ACB)	1.50	6/6/19	1,550,000	[a]	1,550,000
California Pollution Control Financing Authority, SWDR (Desert Properties, LLC Project) (LOC; Union Bank NA) Ser. B	1.50	6/5/19	1,700,000	[a]	1,700,000
California Pollution Control Financing Authority, SWDR (JDS Ranch Project) (LOC; Wells Fargo Bank)	1.50	6/6/19	2,350,000	[a]	2,350,000
California Pollution Control Financing Authority, SWDR (John B. and Ann M. Verwey Project) (LOC; CoBank ACB) Ser. B	1.50	6/6/19	3,400,000	[a]	3,400,000
California Pollution Control Financing Authority, SWDR (Mission Trail Waste Systems, Inc. Project) (LOC; Comerica Bank)	1.45	6/5/19	1,500,000	[a]	1,500,000
California Pollution Control Financing Authority, SWDR (Upper Valley Disposal Service Project) (LOC; Union Bank NA)	1.50	6/5/19	1,230,000	[a]	1,230,000
California Statewide Communities Development Authority, MFHR (Olen Jones Senior Apartments Project) (LOC; Citibank NA) Ser. BB	1.51	6/6/19	760,000	[a]	760,000
California Statewide Communities Development Authority, MFHR, Refunding (Irvine Apartments Communities) (LOC; Wells Fargo Bank) Ser. W-3	1.75	6/3/19	700,000	[a]	700,000

Short-Term Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.4% (continued)
California Statewide Communities Development Authority Kaiser Permanente, CP, Ser. C	1.85	7/10/19	1,000,000		1,000,000
Golden Gate Bridg Highway & Transportation, CP, Ser. B	1.85	6/4/19	335,000		335,000
Los Angeles Industrial Development Authority, Empowerment Zone Facility Revenue Bonds (Megatoys Project) (LOC; FHLB)	1.50	6/6/19	3,000,000	[a]	3,000,000
Oxnard Housing Authority, Revenue Bonds (Seawind Apartments Project) (LOC; FNMA) Ser. A	1.33	6/5/19	2,075,000	[a]	2,075,000
Riverside County Industrial Development Authority, IDR (Universal Forest Products Western Division, Inc. Project) (LOC; JPMorgan Chase Bank)	1.56	6/6/19	3,160,000	[a]	3,160,000
Sacramento County, Special Facilities Airport Revenue Bonds (The Cessna Aircraft Company Project) (LOC; Bank of America)	1.46	6/6/19	400,000	[a]	400,000
Sacramento County Housing Authority, MFHR, Refunding (Stonebridge Apartments) (LOC; FNMA) Ser. D	1.52	6/6/19	6,500,000	[a]	6,500,000
San Francisco County, MFHR (Carter Terrace Apartments) (LOC; Citibank NA) Ser. B	1.45	6/6/19	1,300,000	[a]	1,300,000
San Francisco County, MFHR (Folsom Dore Apartment Project) (LOC; Citibank NA)	1.37	6/6/19	100,000	[a]	100,000
Tender Option Bond Trust Receipts (Series 2017-XF0578), (Pittsburg Unified School District, GO, Refunding (Liquidity Facility; TD Bank NA)), Trust Maturity Date 8/1/2044	4.00	6/6/19	1,620,000	[a,b,c]	1,620,000
Tender Option Bond Trust Receipts (Series 2018-XF2615), (California Municipal Finance Authority, Revenue Bonds (LINX APM Project) (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)), Trust Maturity Date 12/31/2047	1.62	6/6/19	4,700,000	[a,b,c]	4,700,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 98.4% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 98.4% (continued)
Tender Option Bond Trust Receipts (Series 2018-XG0182), (California Community Development Authority, Revenue Bonds (Green Bond) (Marin General Hospital Project) (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)), Trust Maturity Date 8/1/2045	1.42	6/6/19	2,900,000	[a,b,c]	2,900,000
Tender Option Bond Trust Receipts (Series 2019-BAML8003), (MFHR, Refunding (California Community Development Authority, (LOC; Bank of America NA)) Ser. A, Trust Maturity Date 2/1/2053	5.75	6/7/19	3,300,000	[a,b,c]	3,300,000
Tender Option Bond Trust Receipts (Series 2019-XL0101), (San Francisco City & County Airport Commission, Revenue Bonds, Refunding (Liquidity Facility; JP Morgan Chase Bank NA), Trust Maturity Date 11/1/2026	1.47	6/6/19	2,000,000	[a,b,c]	2,000,000
Total Investments (cost $84,660,000)			98.4%		84,660,000
Cash and Receivables (Net)			1.6%		1,365,465
Net Assets			100.0%		86,025,465

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities amounted to $14,520,000 or 16.88% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates). These securities are not an underlying piece for any of the the Adviser long-term Inverse floater securities.

Portfolio Summary (Unaudited) †	Value (%)
Development	45.3
Multifamily Housing	23.3
Pollution	9.9
Airport	8.3
Medical	5.6
Education	2.3
School District	1.9
Nursing Homes	1.4
Transportation	.4
98.4

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
EURIBOR	Euro Interbank Offered Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LIBOR	London Interbank Offered Rate	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RIB	Residual Interest Bonds	ROCS	Reset Options Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFRRATE	Secured Overnight Financing Rate
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2019 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	84,660,000	84,660,000
Receivable for investment securities sold		1,455,095
Interest receivable		190,120
Receivable for shares of Beneficial Interest subscribed		13,036
Prepaid expenses		24,093
		86,342,344
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		49,087
Cash overdraft due to Custodian		220,030
Trustees fees and expenses payable		1,680
Payable for shares of Beneficial Interest redeemed		6
Accrued expenses		46,076
		316,879
Net Assets ($)		86,025,465
Composition of Net Assets ($):
Paid-in capital		86,025,465
Net Assets ($)		86,025,465

Net Asset Value Per Share	Class A	Class B
Net Assets ($)	66,343,540	19,681,925
Shares Outstanding	66,343,368	19,681,887
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2019 (Unaudited)

Investment Income ($):
Interest Income	653,783
Expenses:
Management fee—Note 2(a)	194,473
Shareholder servicing costs—Note 1 and Note 2(c)	54,206
Professional fees	34,629
Registration fees	20,335
Distribution and prospectus fees—Note 2(b)	15,755
Prospectus and shareholders’ reports	6,344
Custodian fees—Note 2(c)	4,518
Trustees’ fees and expenses—Note 2(d)	2,582
Miscellaneous	14,573
Total Expenses	347,415
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(18,624)
Less—reduction in fees due to earnings credits—Note 2(c)	(2,923)
Net Expenses	325,868
Investment Income—Net, representing net increase in net assets resulting from operations	327,915

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018
Operations ($):
Investment Income—Net, representing net increase in net assets resulting from operations	327,915	547,515
Distributions ($):
Distributions to shareholders:
Class A	(274,584)	(481,723)
Class B	(53,331)	(66,062)
Total Distributions	(327,915)	(547,785)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	44,206,909	85,422,503
Class B	35,274,861	51,034,787
Distributions reinvested:
Class A	271,358	473,881
Class B	53,071	66,002
Cost of shares redeemed:
Class A	(39,757,301)	(88,304,891)
Class B	(29,983,162)	(52,434,429)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	10,065,736	(3,742,147)
Total Increase (Decrease) in Net Assets	10,065,736	(3,742,417)
Net Assets ($):
Beginning of Period	75,959,729	79,702,146
End of Period	86,025,465	75,959,729

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended May 31, 2019		Year Ended November 30,
Class A Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.004	.007	.001	.003	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.004)	(.007)	(.001)	(.000)[a]	(.000)[a]	(.000)[a]
Tax return of capital	-	-	-	(.003)	-	-
Total Distributions	(.004)	(.007)	(.001)	(.003)	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.44[b]	.67	.07	.28	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80[d]	.80	.84	.73	.68	.66
Ratio of net expenses to average net assets	.80[d]	.80	.80	.34	.09	.11
Ratio of net investment income to average net assets	.89[d]	.66	.07	.01	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	66,344	61,623	64,031	68,508	129,108	123,763

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended May 31, 2019		Year Ended November 30,
Class B Shares	(Unaudited)	2018	2017	2016	2015	2014
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.005	.000[a]	.003	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.003)	(.005)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Tax return of capital	-	-	-	(.003)	-	-
Total Distributions	(.003)	(.005)	(.000)[a]	(.003)	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.35[b]	.46	.01	.27	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.25[d]	1.24	1.27	1.16	1.11	1.10
Ratio of net expenses to average net assets	1.00[d]	1.00	.87	.29	.09	.11
Ratio of net investment income to average net assets	.67[d]	.45	.01	.01	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	19,682	14,337	15,671	28,141	96,207	80,047

a Amount represents less than $.001 per share.

b Not annualized.

c Amount represents less than .01%.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General California Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal and California state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective June 3, 2019, The Dreyfus Corporation, the fund’s investment adviser and administrator, changed its name to “BNY Mellon Investment Adviser, Inc.”, MBSC Securities Corporation, the fund’s distributor, changed its name to “BNY Mellon Securities Corporation” and Dreyfus Transfer, Inc., the fund’s transfer agent, changed its name to “BNY Mellon Transfer, Inc.”

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A and Class B. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to Shareholder Services Plans. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2019, sub-accounting service fees amounted to $3,899 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	84,660,000
Level 3 - Significant Unobservable Inputs	-
Total	84,660,000

† See Statement of Investments for additional detailed categorizations.

At May 31, 2019, there were no transfers between levels of the fair value hierarchy. It is the fund’s policy to recognize transfers between levels at the end of the reporting period.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2019, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2019, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2018 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2018 was as follows: tax-exempt income $547,515 and ordinary income $270. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(e) New Accounting Pronouncements: In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities (“ASU 2017-08”). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018.

Also in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for fiscal years beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Adviser, or the Adviser will bear, such excess expense. During the period ended May 31, 2019, there was no reduction in expenses pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2019, Class B shares were charged $15,755 pursuant to the Distribution Plan.

(c) Under the Reimbursement Shareholder Services Plan with respect to Class A (the “Class A Reimbursement Shareholder Services Plan”), Class A shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2019, Class A shares were charged $17,007 pursuant to the Class A Reimbursement Shareholder Services Plan.

Under the Compensation Shareholder Services Plan with respect to Class B (the “Class B Compensation Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

The Adviser had also undertaken from December 1, 2018 through November 30, 2019, to reduce the direct expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2019, Class B shares were charged $19,495 pursuant to the Class B Compensation Shareholder Services Plan, of which $18,624 was reimbursed by the Adviser.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2019, the fund was charged $6,644 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2019, the fund was charged $4,518 pursuant to the custody agreement. These fees were partially offset by earnings credits of $2,923.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2019, the fund was charged $312 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2019, the fund was charged $5,044 for services performed by the Chief Compliance Officer and his staff. These fees are included in Miscellaneous in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees $35,507, Distribution Plan fees $3,107, Shareholder Services Plan fees $4,661, custodian fees $2,700, Chief Compliance Officer fees $4,090 and transfer agency fees $2,390, which are offset against an expense reimbursement currently in effect in the amount of $3,368.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2019, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $8,400,000 and $5,400,000, respectively.

NOTES

NOTES

For More Information

General California Municipal Money Market Fund

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Custodian

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.
240 Greenwich Street
New York, NY 10286

Distributor

BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286

Ticker Symbols:	Class A: GCAXX Class B: GENXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2019 BNY Mellon Securities Corporation 0573SA0519

Item 2.          Code of Ethics.

                       Not applicable.

Item 3.          Audit Committee Financial Expert.

                       Not applicable.

Item 4.          Principal Accountant Fees and Services.

                       Not applicable.

Item 5.          Audit Committee of Listed Registrants.

                       Not applicable.

Item 6.          Investments.

(a)                  Not applicable.

Item 7.          Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                       Not applicable.

Item 8.          Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.          Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                       Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                       There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.        Exhibits.

(a)(1)     Not applicable.

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)     Not applicable.

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      July 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

               Renee LaRoche-Morris

               President (Principal Executive Officer)

Date:      July 26, 2019

By:         /s/ James Windels

               James Windels

               Treasurer (Principal Financial Officer)

Date:      July 26, 2019

EXHIBIT INDEX

(a)(2)     Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)          Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)